Investments - Loans by Property Type (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Investment Holdings [Line Items]
Total Commercial mortgage loans	$ 8,933.2	[1]	$ 8,666.2	[1]	$ 8,695.5	[1]
Loans by property type percentage of total loans	100.00%	[1]	100.00%	[1]	100.00%
Industrial
Investment Holdings [Line Items]
Total Commercial mortgage loans	3,183.4	[1]	3,361.5	[1]	3,457.0	[1]
Loans by property type percentage of total loans	35.70%	[1]	38.80%	[1]	39.80%
Retail
Investment Holdings [Line Items]
Total Commercial mortgage loans	2,653.1	[1]	2,350.2	[1]	2,104.2	[1]
Loans by property type percentage of total loans	29.70%	[1]	27.10%	[1]	24.20%
Office
Investment Holdings [Line Items]
Total Commercial mortgage loans	1,281.0	[1]	1,284.7	[1]	1,384.5	[1]
Loans by property type percentage of total loans	14.30%	[1]	14.80%	[1]	15.90%
Apartments
Investment Holdings [Line Items]
Total Commercial mortgage loans	994.1	[1]	952.1	[1]	972.8	[1]
Loans by property type percentage of total loans	11.10%	[1]	11.00%	[1]	11.20%
Hotel/Motel
Investment Holdings [Line Items]
Total Commercial mortgage loans	323.3	[1]	280.6	[1]	468.4	[1]
Loans by property type percentage of total loans	3.60%	[1]	3.20%	[1]	5.40%
Mixed Use
Investment Holdings [Line Items]
Total Commercial mortgage loans	157.3	[1]	74.0	[1]	28.6	[1]
Loans by property type percentage of total loans	1.80%	[1]	0.90%	[1]	0.30%
Other
Investment Holdings [Line Items]
Total Commercial mortgage loans	$ 341.0	[1]	$ 363.1	[1]	$ 280.0	[1]
Loans by property type percentage of total loans	3.80%	[1]	4.20%	[1]	3.20%

[1]	Balances do not include allowance for mortgage loan credit losses.